Leases - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 30, 2020 ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Finance lease payments prior to commencement				$ 1,300
Finance lease payments related to lease liabilities				$ 1,300
Operating Lease for Office and Laboratory Spaces [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²			18,768
Operating lease date of expiry			Jan. 31, 2026
Operating lease renewal term			5 years
Operating Sublease With Related Party [Member]
Lessee, Lease, Description [Line Items]
Operating lease sublease income per month	$ 28,333	$ 28,333
Maximum [Member] | Operating Lease for Office and Laboratory Spaces [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term					4 years
Maximum [Member] | Finance Lease for Laboratory and Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease remaining lease term					4 years
Minimum [Member] | Operating Lease for Office and Laboratory Spaces [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term					2 years
Minimum [Member] | Finance Lease for Laboratory and Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease remaining lease term					2 years